Retirement Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Plans
Retirement Plans	$ 1,342	$ 842	$ 0